Supplement dated January 31, 2003
       to the Statements of Additional Information for the following funds
                                (each a `Fund'):


BT Investment Funds
         Scudder Lifecycle Short Range Fund - Investment Class, Statement of Additional Information dated July 31, 2002
         Scudder Lifecycle Mid Range Fund- Investment Class, Statement of Additional Information dated July 31, 2002
         Scudder Lifecycle Long Range Fund- Investment Class, Statement of Additional Information dated July 31, 2002
         Quantitative  Equity Fund - Investment Class and  Institutional  Class,
                  Statement of Additional Information dated April 30, 2002

BT Institutional Funds
         Equity  500  Index  Fund  -  Premier  Class,  Statement  of  Additional
                  Information dated April 30, 2002 (`BT Institutional Equity 500 Index Fund')

BT Advisor Funds
         US Bond Index Fund - Premier Class, Statement of Additional Information
                  dated April 30, 2002 EAFE(R)
         Equity Index Fund - Premier Class, Statement of Additional Information dated April 30, 2002

BT Pyramid Mutual Funds
         Scudder Asset Management Fund - Premier Class,  Statement of Additional
                  Information dated July 31, 2002
         Equity 500 Index  Fund -  Investment  Class,  Statement  of  Additional
                  Information dated April 30, 2002 (`BT Pyramid Equity 500 Index Fund')

The following applies only to the Quantitative Equity Fund - Investment and Institutional Classes:

On December 17, 2002, the Board of Trustees approved closing and liquidating the Scudder Quantitative Equity Fund (the `Fund'). Effective immediately, the Fund is closed to new investors. The Fund will be liquidated on or about March 31, 2003. On that day, shareholders invested in the Fund will be automatically redeemed from the Fund. Prior to the Fund's liquidation date, shareholders may exercise the option to exchange their shares for comparable shares in another fund in the Scudder family.

The following replaces the `Summary of Investment Practices' - `Currency Management' -`Forward Currency Exchange Contracts' section, for the Investment Class of the Lifecycle Short Range Fund, Lifecycle Mid Range Fund and Lifecycle Long Range Fund.

----------------------------------------- --------------------- --------------------------------- --------------------------
Forward Currency Exchange Contracts               50%                         50%                            50%
----------------------------------------- --------------------- --------------------------------- --------------------------

The  following   replaces  the  `Summary  of  Investment   Practices'  -  `Other
Investments and Investment Practices' -`Short Sales' section, for the Investment
Class of the Lifecycle Short Range Fund,  Lifecycle Mid Range Fund and Lifecycle
Long Range Fund.

----------------------------------------- --------------------- --------------------------------- --------------------------
Short Sales                                       25%                         25%                            25%
----------------------------------------- --------------------- --------------------------------- --------------------------

The following sentence supplement the `Securities of Non-US Issuers' - `General' section, first paragraph, for the Investment Class of the Lifecycle Short Range Fund, Lifecycle Mid Range Fund and Lifecycle Long Range Fund.

As described in the Funds' prospectus, the Portfolios may also seek exposure to foreign securities through index derivatives.

The following sentences replace the first sentence of the second paragraph of the `Forward Currency Exchange Contracts' discussion found under the `Currency Management' section for the Investment Class of the Lifecycle Short Range Fund, Lifecycle Mid Range Fund and Lifecycle Long Range Fund.

A Portfolio may enter into forward currency exchange contracts as described in the prospectus. Additionally, a Portfolio also may enter into foreign currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a portfolio position or an anticipated investment position.

The following supplements the `Other Investments and Investment Practices' - `Short Sales' section for the Investment Class of the Lifecycle Short Range Fund, Lifecycle Mid Range Fund and Lifecycle Long Range Fund.

As explained in the `Summary of Investment Practices' table, short sales as described above are permitted up to 25% of total fund assets, however, they are not expected to be utilized to a significant extent.

Additionally, to the extent that a Portfolio invests up to 25% of its total assets in forward currency exchange contracts in the currencies of these countries, the Portfolio may also invest up to 25% of its assets in short positions in these same types of contracts.

Each of the Portfolios may also invest up to 25% of its total assets in short positions of international stock or fixed income index futures, and to the extent that a Portfolio does so, that Portfolio may invest up to an additional 25% of its total assets in long positions in these same types of securities.

The following replaces the first paragraph in the section entitled `Purchase of Institutional, Investment, and Premier Class Shares':

Information on how to buy shares is set forth in the section entitled `Buying and Selling Shares' in the relevant Fund's prospectuses. The following supplements that information. The minimum initial investment for Institutional Class shares is $250,000. There is no minimum subsequent investment requirement for the Institutional Class shares. The minimum initial investment for Investment Class shares is $1,000 and the minimum subsequent investment is $50. Except for the Investment Class of Lifecycle Short Range Fund, Lifecycle Mid Range Fund and Lifecycle Long Range Fund, Investment Class shares are subject to an annual shareholder servicing fee of 0.25%. The minimum initial investment for the Premier Class shares is $5,000,000, and the minimum subsequent investment is $1,000,000. These minimum amounts may be changed at any time in management's discretion.

The following  supplements  the  Statements of Additional  Information  for each
Fund:

The legal name of the Fund is:                The Fund will also be known as:

Lifecycle Short Range Fund                    Scudder Lifecycle Short Range Fund
Lifecycle Mid Range Fund                      Scudder Lifecycle Mid Range Fund
Lifecycle Long Range Fund                     Scudder Lifecycle Long Range Fund
Quantitative Equity Fund                      Scudder Quantitative Equity Fund
Equity 500 Index Fund                         Scudder Equity 500 Index Fund
US Bond Index Fund                            Scudder US Bond Index Fund
EAFE(R)Equity Index Fund                      Scudder EAFE(R)Equity Index Fund
Asset Management Fund                         Scudder Asset Management Fund

Effective August 19, 2002, the following supplements the Statement of Additional Information for each Fund:

The address for Investment Company Capital Corporation, the Funds' transfer agent (`Transfer Agent'), is:

                  Investment Company Capital Corporation
                  c/o Scudder Investments
                  811 Main Street
                  Kansas City, MO 64105

Effective August 19, 2002, the following supplements the Statement of Additional Information for each Fund:

         Effective August 19, 2002, the Deutsche Asset Management funds will be combined with the Scudder family of funds under the Scudder Investments brand. This change will not affect the operations of the Fund, but results in modifications to the presentation of each Fund's prospectuses, periodic reports and other publications on behalf of each Fund.

Effective  August  19,  2002,  the  following   supplements  the   `Distributor'
Sub-Section of the `Management of the Trust(s) and Portfolio(s)' Section of the Statement of Additional Information for each Fund:

         Effective August 19, 2002, Scudder Distributors, Inc. (`SDI') will serve as the distributor of each Fund's shares pursuant to the Distribution Agreement. The terms and conditions of the Distribution Agreement are exactly the same as the Distribution Agreement with ICC Distributors, Inc., the former distributor of each Fund. SDI enters into a Selling Group Agreement with certain broker-dealers (each a `Participating Dealer'). If a Participating Dealer previously had agreements in place with SDI and ICC Distributors, Inc., the SDI Agreement will control. If the Participating Dealer did not have an agreement with SDI, then the terms of your assigned ICC Distributors, Inc. agreement will remain in effect. These Selling Group Agreements may be terminated by their terms or by the terms of the Distribution Agreement, as applicable. SDI is a wholly-owned subsidiary of Deutsche Bank AG. The address for SDI is 222 South Riverside Plaza, Chicago, IL 60606.

Effective August 19, 2002, the following supplements the `Portfolio Transactions and Brokerage Commissions' Sub-Section of the `Investment Objectives and Policies' Section of the Statement of Additional Information for each Fund:

         In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, the Advisor may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Effective August 19, 2002, the following replaces the `Purchase of Shares,' `Redemption of Shares' and `How to Sell Shares' Sub-Sections of the `Valuation of Securities; Redemptions and Purchases in Kind' or `Valuation of Securities'
Section in the Statement of Additional Information for each Fund:

                        PURCHASE AND REDEMPTION OF SHARES

Shares of each Fund are distributed by SDI. Each of the Lifecycle Short Range Fund, Lifecycle Mid Range Fund, and Lifecycle Long Range Fund offers one class, the Investment Class. The Quantitative Equity Fund has two classes, the Institutional Class and the Investment Class. BT Pyramid Equity 500 Index Fund has one class, the Investment Class. Each of the BT Institutional Equity 500 Index Fund, the US Bond Index Fund, the EAFE(R) Equity Index Fund, and the Asset Management Fund has one class, the Premier Class. The following discussion on the purchase and redemption of shares is qualified in its entirety by the availability of a particular share class of a Fund. Each Fund does not offer each class of shares described below.

General information on how to buy shares of each Fund is set forth in `Buying and Selling Fund shares' in each Fund's Prospectuses. The following supplements that information.

Purchase of Institutional, Investment, and Premier Class Shares. Information on how to buy shares is set forth in the section entitled `Buying and Selling Shares' in the relevant Fund's prospectuses. The following supplements that information. The minimum initial investment for Institutional Class shares is $250,000. There is no minimum subsequent investment requirement for the Institutional Class shares. The minimum initial investment for Investment Class shares is $1,000 and the minimum subsequent investment is $50. Except for the Investment Class of Lifecycle Short Range Fund, Lifecycle Mid Range Fund and Lifecycle Long Range Fund,

Investment Class shares are subject to an annual shareholder servicing fee of 0.25%. The minimum initial investment for the Premier Class shares is $5,000,000, and the minimum subsequent investment is $1,000,000. These minimum amounts may be changed at any time in management's discretion.

                                                               Annual 12b-1
                                                            Distribution Fees
                                                            (as a % of average
                                  Sales Charge              daily net assets)                Other Information
                                  ------------              -----------------                -----------------

Investment Class                      None                        0.25%                       Not applicable

In order to make an initial investment in Investment Class shares of the Fund, an investor must establish an account with a service organization. Investors may invest in Premier and Institutional Class shares by setting up an account directly with each Fund's Transfer Agent or through an authorized service agent. Investors who establish shareholder accounts directly with the Fund's Transfer Agent should submit purchase and redemption orders as described in the prospectus. Additionally, the Fund has authorized brokers to accept purchase and redemption orders for Premier, Institutional and Investment Class shares for each Fund. Brokers, including authorized brokers of service organizations, are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Investors who invest through brokers, service organizations or their designated intermediaries may be subject to minimums established by their broker, service organization or designated intermediary.

Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of each Fund may be purchased or redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Transfer Agent at 1-800-621-1048.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Signature Guarantees. Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

         Your redemption is for greater than $100,000 worth of shares,

         Your account registration has changed within the last 15 days,

         The check is being mailed to a different address than the one on your account (record address),

         The check is being made payable to someone other than the account owner(s),

         The redemption proceeds are being transferred to a fund account with a different registration, or

         You wish to have redemption proceeds wired to a non-pre-designated bank account.

You should be able to obtain a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can not get a signature guarantee from a notary public and we must be provided the original guarantee, not a photocopy.

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various federal and state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. SDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

SDI may, from time to time, pay or allow to firms up to a 1% commission on the amount of shares of each Fund sold under the following conditions: (i) the purchased shares are held in a Deutsche or Scudder IRA account; (ii) the shares are purchased as a direct `roll over' of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company; (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, SDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of each Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of each Fund, or other funds underwritten by SDI.

Orders for the purchase of shares of each Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by the Transfer Agent of the order accompanied by payment. Orders received by dealers or other financial services firms prior to the determination of net asset value (see `Net Asset Value') and received in good order by the Transfer Agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day (`trade date'). Each Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce a client's return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's Transfer Agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Transfer Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Transfer Agent for these services. This Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

A `Business Day' means any day on which The New York Stock Exchange (the `NYSE') is open. For an investor who has a shareholder account with the Fund, the Transfer Agent must receive the investor's purchase or redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value. For an investor who invests through a mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's purchase or redemption order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase or redemption orders to the Transfer Agent.

Each Fund reserves the right to withdraw all or any part of the offering made by the Fund's prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Because Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company) (`DBT Co.') is the Custodian and Investment Company Capital Corporation, an affiliate is the Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with the Transfer Agent to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

The Transfer Agent must receive payment within one business day after an order for shares if placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

Tax Identification Number. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Investment Company Capital Corporation, c/o Scudder Investments, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received the Fund's prospectus.

Redemption or Repurchase of Shares

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's Transfer Agent, the shareholder may redeem such shares by sending a written request and, if required, a signature guarantee to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder(s) with signatures guaranteed. (See `Purchase and Redemption of Shares - Signature Guarantee' Section.) The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner(s). Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, directors, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Transfer Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven calendar days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Fund of the purchase amount.

Each Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

If the value of your account falls below the minimum account balance requirement for the respective class, the Fund reserves the right to redeem your shares or close your account after giving you 60 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

Shareholders can request the following telephone privileges: redemption by wire and QuickSell transactions (see `Special Features') and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Transfer Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. Each Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholders of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under `General' above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Transfer Agent with signatures guaranteed. Telephone requests may be made by calling
(800) 621-1048. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail or make an online redemption. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to the Transfer Agent, which the Fund has authorized to act as its agent. There is no charge with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by the Transfer Agent. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value and received by the Transfer Agent prior to the close of the

Transfer Agent's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Redemption by Wire. If the account holder has given or the account holders have given authorization for wire redemption to the account holder's or account holders' brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single account previously designated by the account holder(s). Requests received by the Transfer Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Fund share effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Transfer Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Transfer Agent will honor requests by telephone at (800) 621-1048 or in writing, subject to the limitations on liability described under `General' above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Transfer Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the redemption by wire privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Redemption in Kind

Although it is each Fund's present policy to redeem in cash, the Fund may satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, taking such securities at the same value used to determine net asset value. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption also would not be as liquid as a redemption entirely in cash. Each Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a share at the beginning of the period.

Special Features

Exchange Privilege. Shareholders of Investment, Institutional, and Premier Class shares may exchange their shares for shares of the corresponding class, if available, of Scudder Funds in accordance with the provisions below.

Investment Class Shares. Shareholders of each Fund's Investment Class shares can exchange all or part of their shares for corresponding shares in another Scudder Fund, if available.

Exchanges are subject to the limitations set forth in the prospectus and the 15-Day Hold Policy discussed below.

Institutional Class Shares. Shareholders of each Fund's Institutional Class shares can exchange all or part of their shares for corresponding shares in another Scudder Fund, if available. Exchanges are subject to the limitations set forth in the prospectus and the 15-Day Hold Policy discussed below.

Premier Class Shares. Shareholders of each Fund's Premier Class shares can exchange all or part of their shares for corresponding shares in another Scudder Fund, if available. Exchanges are subject to the limitations set forth in the prospectus and the 15-Day Hold Policy discussed below.

General. Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the `15-Day Hold Policy'). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund and Scudder Cash Reserve Prime Shares) acquired by exchange from another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the Fund. The Fund specifically reserves the right to refuse your order if it is part of a multiple purchase or exchange request that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a `market timing' strategy. In making its determination the Fund may consider orders you have placed individually as well as orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your dealer. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of the investment and your background and the background of any other investors or dealers involved. In particular, a pattern of exchanges that coincides with a `market-timing' strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy.

For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Scudder Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the Fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or SDI. Exchanges may be accomplished by a written request to Investment Company Capital Corporation, c/o Scudder Investments, Attention: Exchange Department, P.O. Box 219557, Kansas City, Missouri 64121-9557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Transfer Agent will honor requests by telephone at (800) 621-1048, subject to the limitations on liability under `Redemption or Repurchase of Shares -- General.' Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change to this privilege will be provided.

Automatic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Scudder Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. If selected, exchanges will be made automatically until the shareholder or the Scudder Fund terminates the privilege. Exchanges are subject to the terms and conditions described above under `Exchange Privilege.' This privilege may not be used for the exchange of shares held in certificated form.

Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan (`Direct Deposit'), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Transfer Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Investment Company Capital Corporation, c/o Scudder Investments, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination by a shareholder will become effective within thirty days after the Transfer Agent has received the request. The Fund may immediately terminate a shareholder's plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested without sales charges. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. The automatic withdrawal plan may be amended on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered Retirement Plans. The Transfer Agent provides retirement plan services and documents and the Transfer Agent can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts. This includes Savings Incentive Match Plan for Employees of Small Employers (`SIMPLE'), Simplified Employee Pension Plan (`SEP') IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Transfer Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

Effective August 19, 2002, replace the first paragraph of the `Valuation of Securities' Sub-Section of the `Valuation of Securities, Redemptions and Purchases In-Kind' or `Valuation of Securities' Section in the Statement of Additional Information for each Fund with the following:

                             VALUATION OF SECURITIES

         The net asset value per share of each class of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the `Exchange') on each day the Exchange is open for trading. If the NYSE closes early, the Fund will accelerate the calculation of the NAV and transaction deadlines to the actual closing time. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

Effective August 19, 2002, insert the following as the second paragraph in the `Valuation of Securities' Sub-Section of the `Valuation of Securities, Redemptions and Purchases In-Kind' Section in the Statement of Additional Information for each Fund:

         When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, each Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. Each Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time each Fund values its investments. After consideration of various factors, each Fund may value securities at their last reported price or at some other value.

Effective August 19, 2002, insert the following new Section after the `Financial Statements' Section and before the `Appendix' in the Statement of Additional Information for each Fund:

                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. This site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on the Funds.

Account Access -- Scudder Funds is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

Scudder Funds' personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.

Dividends will be reinvested in shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund automatically will reinvest dividend checks (and future dividends) in shares of that same Fund and class unless the shareholder requests payment in cash at the time the application is completed. The Fund also will reinvest dividend checks in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Other Information

The CUSIP numbers for each class of the Fund are:

Lifecycle Short Range Fund - Investment Class                         Investment Class:    055922827

Lifecycle Mid Range Fund- Investment Class                            Investment Class:    055922835

Lifecycle Long Range Fund- Investment Class                           Investment Class:    055922843

Quantitative Equity Fund - Investment Class                           Investment Class:     0555922652
and Institutional Class
                                                                      Institutional Class:    055922645

Equity 500 Index Fund - Premier Class                                 Premier Class:   055924500

US Bond Index Fund - Premier Class                                    Premier Class:  05576L700

EAFE(R)Equity Index Fund - Premier Class                              Premier Class: 05576L874

Asset Management Fund - Premier Class                                 Premier Class: 055847404

Equity 500 Index Fund - Investment Class                              Investment Class: 055847107


Lifecycle  Short Range Fund -  Investment  Class has a fiscal year ending  March
31st.

Lifecycle Mid Range Fund- Investment Class has a fiscal year ending March
31st.

Lifecycle Long Range Fund- Investment Class has a fiscal year ending March
31st.

Quantitative Equity Fund - Investment Class and Institutional Class has a fiscal year ending December 31st.

Equity 500 Index Fund - Premier Class has a fiscal year ending December 31st.

US Bond Index Fund - Premier Class has a fiscal year ending December 31st.

EAFE(R)  Equity  Index Fund - Premier  Class has a fiscal year  ending  December
31st.

Asset Management Fund - Premier Class has a fiscal year ending March 31st.

Equity 500 Index Fund - Investment Class has a fiscal year ending December 31st.


Each Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which each Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby.

Each Trust has filed with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of each Fund and certain other series of the Trust. If further information is desired with respect to the Trust, the Fund or such other series, reference is made to the Registration Statement and the exhibits filed as a part thereof. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

Effective  August  19  through  September  2,  2002,  the  following   paragraph
supplements the section entitled `Code of Ethics':

         The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes permit access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Codes' preclearance requirements. In addition, the Codes also provide for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Codes also prohibit short-term trading profits and personal investment in initial public offerings and require prior approval with respect to purchases of securities in private placements.

Effective September 3, 2002, the following paragraph supplements the section entitled `Code of Ethics':

         The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (`Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The following replaces the table in the `Trustees and Officers' Sub-Section or the `Information Concerning Trustees and Officers' of the `Management of the Trust(s) and Portfolio(s) Section of the Statement of Additional Information for each Fund:

         On July 31, 2002, the shareholders of the Trust and each Fund approved the election of new Trustees and executive officers. The following information is provided for each Trustee and officer.

                              TRUSTEES AND OFFICERS

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During                 Overseen by
Name and Birth Date         and Length of Time Served   the Past 5 Years                                             Trustee^1

Independent Trustee
----------- -------

Richard R. Burt             Trustee since 2002.         Chairman, IEP Advisors, Inc. (July 1998 to present);                 80
2/3/47                                                  Chairman of the Board, Weirton Steel Corporation2 (April
                                                        1996 to present); Member of the Board, Hollinger
                                                        International, Inc. 2 (publishing) (1995 to present), HCL
                                                        Technologies Limited (information technology) (April 1999
                                                        to present), UBS Mutual Funds (formerly known as Brinson
                                                        and Mitchell Hutchins families of funds) (1995 to present)
                                                        (registered investment companies); and Member, Textron Inc.
                                                        2 International Advisory Council (July 1996 to present).
                                                        Formerly, Partner, McKinsey & Company (consulting)
                                                        (1991-1994) and US Chief Negotiator in Strategic Arms
                                                        Reduction Talks (START) with former Soviet Union and US
                                                        Ambassador to the Federal Republic of Germany (1985-1991);
                                                        Member of the Board, Homestake Mining2 (mining and
                                                        exploration) (1998-February 2001), Archer Daniels Midland
                                                        Company2 (agribusiness operations) (October 1996-June 2001)
                                                        and Anchor Gaming (gaming software and equipment) (March
                                                        1999-December 2001).

S. Leland Dill              Trustee since 1999 for the  Trustee, Phoenix Zweig Series Trust (since September 1989),          78
3/28/30                     BT Institutional Funds, BT  Phoenix Euclid Market Neutral Funds (since May 1998)
                            Advisor Funds, and BT       (registered investment companies); Retired (since 1986).
                            Pyramid Mutual Funds.       Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                                        Director, Vintners International Company Inc. (June
                            Trustee since 1986 for the  1989-May 1992), Coutts (USA) International (January
                            BT Investment Funds.        1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group
                                                        (March 1991-March 1999) and General Partner, Pemco
                                                        (investment company) (June 1979-June 1986).

                                       18

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During                 Overseen by
Name and Birth Date         and Length of Time Served   the Past 5 Years                                             Trustee^1

Martin J. Gruber            Trustee since 1999 for the  Nomura Professor of Finance, Leonard N. Stern School of              79
7/15/37                     BT Institutional Funds and  Business, New York University (since 1964); Trustee, CREF
                            BT Investment Funds.        (since 2000); Director, S.G. Cowen Mutual Funds
                                                        (1985-2001), Japan Equity Fund, Inc. (since 1992), Thai
                            Trustee since 1995 for the  Capital Fund, Inc. (2000 to present) and Singapore Fund,
                            BT Advisor Funds.           Inc. (since 2000) (registered investment companies).

                            Trustee since 1992 for the
                            BT Pyramid Mutual Funds.

Richard J. Herring          Trustee since 1990 for the  Jacob Safra Professor of International Banking and                   78
2/18/46                     BT Institutional Funds.     Professor, Finance Department, The Wharton School,
                                                        University of Pennsylvania (since 1972); Director, Lauder
                            Trustee since 1999 for the  Institute of International Management Studies (since 2000);
                            BT Investment Funds an BT   Co-Director, Wharton Financial Institutions Center (since
                            Pyramid Mutual Funds.       2000) and Vice Dean and Director, Wharton Undergraduate
                                                        Division (1995-2000).
                            Trustee since 1995 for
                            the BT Advisor Funds.

Joseph R. Hardiman          Trustee since 2002.         Private Equity Investor (1997 to present); Director,                 76
5/27/37                                                 Soundview Technology Group Inc. (investment banking) (July
                                                        1998 to present), Corvis Corporation2 (optical networking
                                                        equipment) (July 2000 to present), Brown Investment
                                                        Advisory & Trust Company (investment advisor) (February
                                                        2001 to present), The Nevis Fund (registered investment
                                                        company) (July 1999 to present), and ISI Family of Funds
                                                        (registered investment companies) (March 1998 to present).
                                                        Formerly, Director, Circon Corp. 2 (medical instruments)
                                                        (November 1998-January 1999); President and Chief Executive
                                                        Officer, The National Association of Securities Dealers,
                                                        Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief
                                                        Operating Officer of Alex. Brown & Sons Incorporated (now
                                                        Deutsche Bank Securities Inc.) (1985-1987) and General
                                                        Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                                        Securities Inc.) (1976-1985).

                                       19

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During                 Overseen by
Name and Birth Date         and Length of Time Served   the Past 5 Years                                             Trustee^1

Graham E. Jones             Trustee since 2002.         Senior Vice President, BGK Properties, Inc. (commercial              78
1/31/33                                                 real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of
                                                        22 open-end mutual funds managed by Sun Capital Advisers,
                                                        Inc. (since 1998).

Rebecca W. Rimel            Trustee since 2002.         President and Chief Executive Officer, The Pew Charitable            78
4/10/51                                                 Trusts (charitable foundation) (1994 to present).
                                                        Formerly, Executive Director, The Pew Charitable Trusts
                                                        (1988 to 1994); Director, ISI Family of Funds (registered
                                                        investment companies) (1997 to 1999); and Director and
                                                        Executive Vice President, The Glenmede Trust Company
                                                        (investment trust and wealth management) (1994 to 2000).

Philip Saunders, Jr.        Trustee since 1999 for the  Principal, Philip Saunders Associates (Economic and                  78
10/11/35                    BT Institutional Funds, BT  Financial Consulting) (since 1998).  Formerly, Director,
                            Advisor Funds, and BT       Financial Industry Consulting, Wolf & Company (1987-1988);
                            Pyramid Mutual Funds.       President, John Hancock Home Mortgage Corporation
                                                        (1984-1986); Senior Vice President of Treasury and
                            Trustee since 1986 for the  Financial Services, John Hancock Mutual Life Insurance
                            BT Investment Funds.        Company, Inc. (1982-1986).

William N. Searcy           Trustee since 2002.         Pension & Savings Trust Officer, Sprint Corporation2                 78
9/3/46                                                  (telecommunications) (since 1989); Trustee of 22 open-end
                                                        mutual funds managed by Sun Capital Advisers, Inc. (since
                                                        1998).

Robert H. Wadsworth         Trustee since 2002.         President, Robert H. Wadsworth Associates, Inc. (consulting          81
1/29/40                                                 firm) (1982 to present); President and Director, Trust for
                                                        Investment Managers (registered investment company) (1999
                                                        to present).  Formerly, President, Investment Company
                                                        Administration, L.L.C. (1992*-July 2001); President,
                                                        Treasurer and Director, First Fund Distributors, Inc.
                                                        (1990-January 2002); Vice President, Professionally Managed
                                                        Portfolios (1999-2002) and Advisors Series Trust
                                                        (1997-2002) (registered investment companies); and
                                                        President, Guinness Flight Investment Funds, Inc.
                                                        (registered investment companies).

                                                        * Inception date of the corporation which was the
                                                        predecessor to the LLC.

                                       20

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During                 Overseen by
Name and Birth Date         and Length of Time Served   the Past 5 Years                                             Trustee^1

Interested Trustee
------------------

Richard T. Hale3            Trustee since 1999 for the  Managing Director, Deutsche Bank Securities Inc. (formerly           78
7/17/45                     BT Institutional Funds, BT  Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
                            Investment Funds, and BT    Management (1999 to present); Director and President,
                            Pyramid Mutual Funds.       Investment Company Capital Corp. (registered investment
                                                        advisor) (1996 to present); President, DB Hedge Strategies
                            Trustee since 2000 for the  Fund LLC (registered investment company) (June 2002 to
                            BT Advisor Funds.           present); Director, Deutsche Global Funds, Ltd. (2000 to
                                                        present), CABEI Fund (2000 to present), North American
                                                        Income Fund (2000 to present) (registered investment
                                                        companies); Vice President, Deutsche Asset Management, Inc.
                                                        (2000 to present).  Chartered Financial Analyst.  Formerly,
                                                        Director, ISI Family of Funds (registered investment
                                                        companies) (1992-1999).

                                       21

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During                 Overseen by
Name and Birth Date         and Length of Time Served   the Past 5 Years                                             Trustee^1

Officers
--------

Richard T. Hale             President since 2000 for    See information provided under Interested Trustee.
7/17/45                     the BT Institutional Funds
                            and BT Advisor Funds.

                            President since 1999 for
                            the BT Investment Funds
                            and BT Pyramid Mutual
                            Funds.

Amy M. Olmert               Assistant Secretary since   Director, Deutsche Asset Management (January 1999 to present); Certified
5/14/63                     1999.                       Public Accountant (1989 to present).  Formerly, Vice President, BT Alex.
                                                        Brown Incorporated (now Deutsche Bank Securities Inc.) (1997-1999); Senior
                                                        Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP)
                                                        (1992-1997).

Charles A. Rizzo            Treasurer since 1999.       Director, Deutsche Asset Management (April 2000 to present); Certified
8/5/57                                                  Public Accountant; Certified Management Accountant.  Formerly, Vice
                                                        President and Department Head, BT Alex. Brown Incorporated (now Deutsche
                                                        Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P.
                                                        (now PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch            Secretary since 1999; Vice  Managing Director, Deutsche Asset Management (2002 to present) and Director,
3/27/54                     President since 2000.       Global Funds Ltd. (2002 to present).  Formerly, Director, Deutsche Asset
                                                        Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche
                                                        Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                                                        Securities and Exchange Commission (1993-1998).

Jeffrey A. Engelsman        Vice President and AML      Vice President, Deutsche Asset Management (1999 to present).  Formerly,
9/28/67                     Compliance Officer since    Attorney, Great-West Life & Annuity Insurance Company (1995 to 1999).
                            2002.

Bruce A. Rosenblum          Assistant Secretary since   Director, Deutsche Asset Management since 2002.  Formerly, Vice President,
9/14/60                     2002.                       Deutsche Asset Management (2000-2002); Partner, Freedman, Levy, Kroll &
                                                        Simonds (1994-2000); Counsel to Commissioner J. Carter Beese, Staff
                                                        Attorney, Divisions of Enforcement and Corporation Finance, Securities and
                                                        Exchange Commission (1986-1994).

-----------

1  As of July 30, 2002, the total number of Funds in the Fund Complex is 84.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3  Mr. Hale is a director who is an  `interested  person'  within the meaning of
   Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of DeAM, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

         Ms. Olmert and Messrs. Engelsman, Hale, Hirsch, Rizzo, and Rosenblum also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.